CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash		$ 3,189,455	$ 34,000
Prepaid expenses		297,692	0
Total Current Assets		3,487,147	34,000
Cash equivalents held in Trust Account		1,104,025,998	0
Deferred offering costs			284,930
Deferred offering costs		0	284,930
TOTAL ASSETS		1,107,513,145	318,930
Current liabilities
Accrued expenses		8,760,496	1,450
Accrued offering costs		0	168,930
Income taxes payable		310,298	0
Promissory note - related party		0	125,000
Total Current Liabilities		9,070,794	295,380
Convertible promissory note - related party		1,500,000	0
Deferred underwriting fee payable		38,500,000	0
Total Liabilities		49,070,794	295,380
Commitments
Common stock subject to possible redemption, 105,003,860 and no shares at redemption value at September 30, 2020 and December 31, 2019, respectively		1,053,442,348	0
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0	0
Additional paid-in capital		11,959,382	22,250
Accumulated deficit		(6,962,629)	(1,450)
Total Stockholders' Equity		5,000,003	23,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,107,513,145	318,930
Class A common stock
Stockholders' Equity
Common stock value		500	0
Total Stockholders' Equity		500	0
Class B Common Stock
Stockholders' Equity
Common stock value	[1]	2,750	2,750	[2]
Total Stockholders' Equity		$ 2,750	$ 2,750

[1]	Included an aggregate of 2,500,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full at December 31, 2019 (see Note 5).
[2]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).